TRANSACTIONS THAT DO NOT INVOLVE CASH (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Capitalized interest	R$ 93,261	R$ 57,001
Addition of lease	461,786	(55,863)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Addition of lease	R$ 1,178,709	R$ 686,764